CSMC 2022-RPL4 ABS-15G

Exhibit 99.7

CS ID	LoanID	ServicerLoanID	GSLoanID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
438475441	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	IN	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing					RB	B	B	B
438475442	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Cashout Refi	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	NY	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure					RB	B	B	B
438475443	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Purchase	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	NY	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
																	[2] State - Missing Fair Credit Reporting Act Notice					RB	B	B	B
438475444	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Purchase	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	NJ	XXXXX	XXXXXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Lock In Agreement
[2]   State - Missing Initial Tax Authorization Notice
[2]   State - Missing Commitment Letter
[2]   Initial GFE Missing
																	[2] Initial TIL Missing	Fiance charges under disclosed $1495.59 which exceeds the $100 tolerance for purchases. Itemization of amount financed did not include a Closing Attorney fee of $950.00 and a Notice of Settlement fee of $30.00.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
438475445	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	NJ	XXXXX	XXXXXX	NO	*Not Applicable	1						RA	A	A	A
438475446	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	TX	XXXXX	XXXXXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Complaints and Inquiries Notice
																	[2] Initial TIL Missing	Finance charges under disclosed by $90.56 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $50.00, a courier fee of $33.00 and an e-doc fee of $7.58 as prepaid finance charges. However, there is a lender credit on line 204 for $1,073.08 which is un-itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
438475447	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	AL	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
																	[2] Initial TIL Missing					RB	B	B	B
438475448	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Purchase	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	TX	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction
[2]   State - Missing Disclosure Statement Required for Residential Construction Contract
																	[2] State - Missing Complaints and Inquiries Notice					RB	B	B	B
438475449	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Purchase	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	OH	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
																	[2] State - Missing Statutory Authority Disclosure					RB	B	B	B
438475454	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Purchase	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	NV	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing					RB	B	B	B
438475455	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Purchase	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	MN	XXXXX	XXXXXX	NO	*Not Applicable	1						RA	A	A	A
438475456	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Purchase	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	MS	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] State - Missing Mortgage Originator Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
438475459	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	XX/XX/XXXX	XX/XX/XXXX	TX	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice					RB	B	B	B